Pioneer Disciplined Growth Fund
Schedule of Investments  |  May 31, 2022

A: PINDX	C: INDCX	Y: INYDX

Schedule of Investments  |  5/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 1.5%
762,928	Spirit AeroSystems Holdings, Inc., Class A	$ 23,971,198
	Total Aerospace & Defense	$23,971,198
	Auto Components — 1.8%
274,371(a)	Aptiv Plc	$ 29,149,175
	Total Auto Components	$29,149,175
	Banks — 1.6%
121,477	Signature Bank/New York NY	$ 26,271,831
	Total Banks	$26,271,831
	Beverages — 5.6%
866,151	Coca-Cola Co.	$ 54,896,651
149,424	Constellation Brands, Inc., Class A	36,679,109
	Total Beverages	$91,575,760
	Biotechnology — 0.8%
96,467(a)	Alnylam Pharmaceuticals, Inc.	$ 12,135,549
	Total Biotechnology	$12,135,549
	Capital Markets — 2.3%
187,105	CME Group, Inc.	$ 37,202,087
	Total Capital Markets	$37,202,087
	Chemicals — 1.0%
102,998	Ecolab, Inc.	$ 16,882,402
	Total Chemicals	$16,882,402
	Communications Equipment — 1.3%
474,447	Cisco Systems, Inc.	$ 21,373,837
	Total Communications Equipment	$21,373,837
	Containers & Packaging — 0.9%
214,458	Ball Corp.	$ 15,202,928
	Total Containers & Packaging	$15,202,928
	Diversified Consumer Services — 1.0%
178,851(a)	Bright Horizons Family Solutions, Inc.	$ 16,194,958
	Total Diversified Consumer Services	$16,194,958
	Electric Utilities — 1.5%
325,446	NextEra Energy, Inc.	$ 24,633,008
	Total Electric Utilities	$24,633,008
1Pioneer Disciplined Growth Fund |  | 5/31/22

Shares		Value
	Electrical Equipment — 0.9%
71,704	Rockwell Automation, Inc.	$ 15,287,293
	Total Electrical Equipment	$15,287,293
	Electronic Equipment, Instruments & Components — 0.7%
151,464	Amphenol Corp., Class A	$ 10,732,739
	Total Electronic Equipment, Instruments & Components	$10,732,739
	Equity Real Estate Investment Trusts (REITs) — 3.1%
127,769	Crown Castle International Corp.	$ 24,231,391
190,541	Digital Realty Trust, Inc.	26,597,618
	Total Equity Real Estate Investment Trusts (REITs)	$50,829,009
	Health Care Equipment & Supplies — 3.0%
99,375(a)	Intuitive Surgical, Inc.	$ 22,621,725
130,356	ResMed, Inc.	26,522,232
	Total Health Care Equipment & Supplies	$49,143,957
	Health Care Providers & Services — 1.3%
42,260	UnitedHealth Group, Inc.	$ 20,993,923
	Total Health Care Providers & Services	$20,993,923
	Hotels, Restaurants & Leisure — 3.8%
15,139(a)	Booking Holdings, Inc.	$ 33,965,255
111,007	McDonald's Corp.	27,997,075
	Total Hotels, Restaurants & Leisure	$61,962,330
	Household Products — 2.3%
251,813	Procter & Gamble Co.	$ 37,238,106
	Total Household Products	$37,238,106
	Insurance — 4.9%
122,043	Marsh & McLennan Cos., Inc.	$ 19,520,778
506,924	Progressive Corp.	60,516,587
	Total Insurance	$80,037,365
	Interactive Media & Services — 4.3%
6,826(a)	Alphabet, Inc., Class A	$ 15,530,788
280,161(a)	Meta Platforms, Inc., Class A	54,250,376
	Total Interactive Media & Services	$69,781,164
	Internet & Direct Marketing Retail — 6.4%
43,301(a)	Amazon.com, Inc.	$ 104,103,831
	Total Internet & Direct Marketing Retail	$104,103,831
	IT Services — 8.8%
252,510	Broadridge Financial Solutions, Inc.	$ 36,922,012
Pioneer Disciplined Growth Fund |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Shares		Value
	IT Services — (continued)
298,073	Cognizant Technology Solutions Corp., Class A	$ 22,266,053
397,144	Visa, Inc., Class A	84,262,043
	Total IT Services	$143,450,108
	Life Sciences Tools & Services — 6.8%
232,939	Danaher Corp.	$ 61,453,967
226,357(a)	IQVIA Holdings, Inc.	48,723,344
	Total Life Sciences Tools & Services	$110,177,311
	Machinery — 2.7%
122,845	Deere & Co.	$ 43,951,484
	Total Machinery	$43,951,484
	Oil, Gas & Consumable Fuels — 3.8%
155,995	Cheniere Energy, Inc.	$ 21,335,436
524,490	Coterra Energy, Inc.	18,005,742
79,000	Pioneer Natural Resources Co.	21,957,260
	Total Oil, Gas & Consumable Fuels	$61,298,438
	Personal Products — 1.3%
82,122	Estee Lauder Cos., Inc., Class A	$ 20,912,367
	Total Personal Products	$20,912,367
	Pharmaceuticals — 3.3%
168,581	Eli Lilly & Co.	$ 52,840,029
	Total Pharmaceuticals	$52,840,029
	Semiconductors & Semiconductor Equipment — 10.0%
531,563(a)	Advanced Micro Devices, Inc.	$ 54,145,007
117,535	Analog Devices, Inc.	19,792,894
45,194	Lam Research Corp.	23,502,236
160,292	MKS Instruments, Inc.	19,796,062
252,322	Texas Instruments, Inc.	44,600,437
	Total Semiconductors & Semiconductor Equipment	$161,836,636
	Software — 12.4%
76,477(a)	Adobe, Inc.	$ 31,851,140
111,787(a)	ANSYS, Inc.	29,104,863
126,346(a)	Autodesk, Inc.	26,248,381
118,157	Microsoft Corp.	32,123,343
41,836(a)	Palo Alto Networks, Inc.	21,034,304
112,611(a)	Salesforce, Inc.	18,044,787
46,244(a)	ServiceNow, Inc.	21,617,683
64,758(a)	Synopsys, Inc.	20,670,754
	Total Software	$200,695,255
3Pioneer Disciplined Growth Fund |  | 5/31/22

Shares		Value
	Textiles, Apparel & Luxury Goods — 0.8%
46,290(a)	Lululemon Athletica, Inc.	$ 13,548,620
	Total Textiles, Apparel & Luxury Goods	$13,548,620
	Total Common Stocks (Cost $1,729,635,022)	$1,623,412,698

	SHORT TERM INVESTMENTS — 0.0%† of Net Assets
	Open-End Fund — 0.0%†
1,141,097(b)	Dreyfus Government Cash Management, Institutional Shares, 0.70%	$ 1,141,097
		$1,141,097
	TOTAL SHORT TERM INVESTMENTS (Cost $1,141,097)	$1,141,097
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,730,776,119)	$1,624,553,795
	OTHER ASSETS AND LIABILITIES — 0.1%	$888,340
	net assets — 100.0%	$1,625,442,135

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2022.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,623,412,698	$—	$—	$1,623,412,698
Open-End Fund	1,141,097	—	—	1,141,097
Total Investments in Securities	$1,624,553,795	$—	$—	$1,624,553,795
During the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
Pioneer Disciplined Growth Fund |  | 5/31/224